Income Taxes - Change in Valuation Allowance for Deferred Tax Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Income Tax Disclosure [Abstract]
Opening valuation allowance	₨ 328	$ 4.4	₨ 715
Movement during the Year	(111)	(1.5)	(387)
Closing valuation allowance	₨ 217	$ 2.9	₨ 328